Schedule of financial income (expense) (Details) (EUR €) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Interest income	€ 126	€ 185	€ 265
Interest expense	(2,065)	(875)	(2,136)
Depreciation of prepaid expenses on debt grant	(31)	(224)	(920)
Changes in fair value of convertible debentures	(282)	1,301	(3,434)
Changes in fair value of hte Placement Agent Warrants	(92)	1,133	(2,618)
Impact from the January 2012 Exchange Agreement	(2,250)
Financial (expense) income, net	€ (4,594)	€ 1,522	€ (8,844)